UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.0%

Security	Shares	Value
Aerospace & Defense — 2.6%
United Technologies Corp.(1)	408,301	$41,066,915

		$41,066,915

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.(1)	365,734	$27,422,735

		$27,422,735

Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)	494,953	$13,843,835

		$13,843,835

Banks — 10.2%
JPMorgan Chase & Co.(1)	728,473	$47,547,433
PNC Financial Services Group, Inc. (The)(1)	290,419	26,062,201
U.S. Bancorp(1)	529,880	22,689,461
Wells Fargo & Co.(1)	1,206,964	61,217,214

		$157,516,309

Beverages — 1.3%
Molson Coors Brewing Co., Class B	199,574	$19,793,749

		$19,793,749

Building Products — 0.8%
Masco Corp.	374,046	$12,208,861

		$12,208,861

Capital Markets — 6.3%
Charles Schwab Corp. (The)	659,582	$20,170,018
Credit Suisse Group AG(1)	963,239	13,263,318
Credit Suisse Group AG(1)(2)	220,292	3,033,317
Goldman Sachs Group, Inc. (The)	217,782	34,731,873
Invesco, Ltd.(1)	830,618	26,081,405

		$97,279,931

Chemicals — 1.5%
PPG Industries, Inc.(1)	210,064	$22,619,692

		$22,619,692

Containers & Packaging — 0.5%
International Paper Co.	170,671	$7,195,489

		$7,195,489

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.(1)	602,802	$30,682,622

		$30,682,622

Electric Utilities — 2.2%
NextEra Energy, Inc.(1)	286,736	$34,442,728

		$34,442,728

Electrical Equipment — 2.0%
Hubbell, Inc.	170,458	$18,114,571
Rockwell Automation, Inc.	108,054	12,539,667

		$30,654,238

Security	Shares	Value
Energy Equipment & Services — 1.5%
Schlumberger, Ltd.(1)	312,994	$23,881,442

		$23,881,442

Food & Staples Retailing — 1.4%
Kroger Co. (The)(1)	600,726	$21,481,962

		$21,481,962

Food Products — 2.4%
General Mills, Inc.(1)	271,065	$17,017,461
Kellogg Co.	274,590	20,421,258

		$37,438,719

Health Care Equipment & Supplies — 3.3%
Medtronic PLC(1)	359,879	$28,963,062
Zimmer Biomet Holdings, Inc.(1)	183,297	22,382,397

		$51,345,459

Health Care Providers & Services — 1.2%
McKesson Corp.(1)	98,985	$18,128,113

		$18,128,113

Industrial Conglomerates — 4.3%
General Electric Co.(1)	2,207,491	$66,732,453

		$66,732,453

Insurance — 5.4%
Aflac, Inc.(1)	217,533	$15,109,842
Alleghany Corp.(3)	21,531	11,730,735
American Financial Group, Inc.(1)	156,221	11,447,875
Chubb, Ltd.(1)	224,700	28,449,267
MetLife, Inc.	376,292	17,140,100

		$83,877,819

Internet Software & Services — 1.3%
Alphabet, Inc., Class C(1)(3)	27,839	$20,481,709

		$20,481,709

IT Services — 1.4%
Visa, Inc., Class A	266,242	$21,017,144

		$21,017,144

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(1)	84,162	$12,773,267

		$12,773,267

Multi-Utilities — 3.4%
PG&E Corp.(1)	373,960	$22,467,517
Sempra Energy(1)	282,634	30,275,754

		$52,743,271

Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.(1)	504,299	$50,934,199
EOG Resources, Inc.(1)	361,239	29,390,405
Exxon Mobil Corp.	214,429	19,088,470
Occidental Petroleum Corp.(1)	427,834	32,275,797
Royal Dutch Shell PLC, Class B ADR	136,807	6,673,445

		$138,362,316

Pharmaceuticals — 8.9%
Allergan PLC(3)	96,017	$22,636,008
Eli Lilly & Co.	326,084	24,466,083
Johnson & Johnson(1)	521,721	58,792,739
Pfizer, Inc.	310,831	10,785,836
Teva Pharmaceutical Industries, Ltd. ADR(1)	410,543	21,294,865

		$137,975,531

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 3.7%
Equity Residential(1)	449,573	$31,114,947
Federal Realty Investment Trust	126,138	19,323,080
Host Hotels & Resorts, Inc.	493,714	7,603,196

		$58,041,223

Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.(1)	402,085	$12,701,865
NXP Semiconductors NV(3)	171,105	16,167,712

		$28,869,577

Software — 3.9%
Microsoft Corp.(1)	614,451	$32,565,903
Oracle Corp.(1)	700,024	28,140,965

		$60,706,868

Specialty Retail — 0.9%
Home Depot, Inc. (The)(1)	94,419	$12,474,638
Sally Beauty Holdings, Inc.(3)	38,933	1,118,156

		$13,592,794

Tobacco — 2.3%
Altria Group, Inc.(1)	109,716	$6,982,326
Reynolds American, Inc.(1)	577,012	28,677,497

		$35,659,823

Total Common Stocks (identified cost $1,193,162,399)		$1,377,836,594

Preferred Stocks — 20.6%

Security	Shares	Value
Banks — 9.1%
AgriBank FCB, 6.875% to 1/1/24(4)	92,513	$9,710,979
Barclays Bank PLC, 8.25% to 12/15/18(4)	15,163	15,768,727
CoBank ACB, Series F, 6.25% to 10/1/22(4)	94,700	9,798,495
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)	13,800	1,459,782
Farm Credit Bank of Texas, Series 1, 10.00%	4,678	5,522,964
First Tennessee Bank, 3.75%(5)(6)	4,660	3,129,045
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	5,590	7,820,298
IBERIABANK Corp., 6.60% to 5/1/26(4)	208,950	5,376,283
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)	5,113	5,334,729
KeyCorp, Series A, 7.75% (Convertible)	81,279	10,801,166
Regions Financial Corp., Series A, 6.375%	234,918	6,164,248
Royal Bank of Scotland Group PLC, Series L, 5.75%	336,483	8,499,561
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	40.97	4,317,294
SunTrust Banks, Inc., Series E, 5.875%	330,358	8,712,366
Texas Capital Bancshares, Inc., 6.50%	274,290	7,046,510
Texas Capital Bancshares, Inc., Series A, 6.50%	39,158	981,691
Webster Financial Corp., Series E, 6.40%	317,662	8,288,596
Wells Fargo & Co., Series L, 7.50% (Convertible)	12,588	15,475,310
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)	1,243	1,223,416
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)	4,767	5,150,277

		$140,581,737

Capital Markets — 1.1%
Affiliated Managers Group, Inc., 6.375%	87,959	$2,305,625
Goldman Sachs Group, Inc. (The), Series N, 6.30%	75,650	2,005,482
KKR & Co., LP, Series A, 6.75%	100,200	2,603,196
Morgan Stanley, Series G, 6.625%	284,537	7,770,706
State Street Corp., Series D, 5.90% to 3/15/24(4)	78,938	2,223,091

		$16,908,100

Security	Shares	Value
Consumer Finance — 1.6%
Capital One Financial Corp., Series B, 6.00%	593,826	$15,427,599
Discover Financial Services, Series B, 6.50%	357,557	9,479,730

		$24,907,329

Diversified Financial Services — 0.7%
KKR Financial Holdings, LLC, Series A, 7.375%	435,261	$11,570,325

		$11,570,325

Electric Utilities — 2.3%
AES Gener SA, 8.375% to 6/18/19(4)(5)	11,310	$12,360,927
Entergy Arkansas, Inc., 6.45%	308,409	7,825,878
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	88,403	2,303,119
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	168,192	4,278,804
Southern Co. (The), 6.25%	316,040	8,624,732

		$35,393,460

Food Products — 1.6%
Dairy Farmers of America, 7.875%(5)	94,450	$9,893,637
Land O’Lakes, Inc., 8.00%(5)	9,795	10,178,638
Ocean Spray Cranberries, Inc., 6.25%(5)	57,835	5,013,572

		$25,085,847

Insurance — 0.5%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(4)(7)	13,000	$5,200,812
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(4)	70,552	1,950,763

		$7,151,575

Machinery — 1.1%
Stanley Black & Decker, Inc., 5.75%	644,724	$16,951,341

		$16,951,341

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	59,547	$1,516,067

		$1,516,067

Pipelines — 0.5%
NuStar Logistics LP, 7.625% to 1/15/18(4)	283,020	$7,260,171

		$7,260,171

Real Estate Investment Trusts (REITs) — 1.0%
Cedar Realty Trust, Inc., Series B, 7.25%	88,620	$2,331,592
DDR Corp., Series J, 6.50%	250,000	6,442,500
DDR Corp., Series K, 6.25%	129,500	3,388,044
Vornado Realty Trust, Series K, 5.70%	146,527	3,792,119

		$15,954,255

Thrifts & Mortgage Finance — 1.0%
Elmira Savings Bank, 8.998% to 12/31/17(4)	4,750	$4,417,500
EverBank Financial Corp., Series A, 6.75%	426,011	11,067,766

		$15,485,266

Total Preferred Stocks (identified cost $307,049,541)		$318,765,473

Corporate Bonds & Notes — 13.7%

Security	Principal Amount (000’s omitted)	Value
Banks — 6.0%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)	$5,517	$4,039,547
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(4)	14,160	14,518,418
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	6,118	5,016,760

Security	Principal Amount (000’s omitted)	Value
Citigroup, Inc., Series T, 6.25% to 8/15/26, 12/29/49(4)	$7,836	$8,100,465
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)	12,885	12,676,585
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(4)	6,180	5,485,368
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(4)	18,157	18,338,570
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(4)	6,428	6,460,140
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(4)	6,120	6,035,850
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(4)(8)	11,828	12,212,410

		$92,884,113

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The), 5.375% to 5/10/20, 12/29/49(4)	$9,190	$8,972,656
Morgan Stanley, 5.55% to 7/15/20, 12/29/49(4)	5,571	5,577,964
UBS Group AG, 6.875% to 8/7/25, 12/29/49(4)(8)	3,856	3,736,194

		$18,286,814

Diversified Financial Services — 1.0%
Cadence Financial Corp., 4.875%, 6/28/19(5)	$7,086	$6,306,540
Leucadia National Corp., 6.625%, 10/23/43	7,238	6,213,555
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	3,129	2,026,028

		$14,546,123

Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)	$5,935	$6,328,194

		$6,328,194

Electric Utilities — 1.6%
AES Panama SA, 6.00%, 6/25/22(5)	$2,439	$2,463,390
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	12,557	14,503,335
NextEra Energy Capital Holdings, Inc., 7.30% to 9/1/17, 9/1/67(4)	8,815	8,374,250

		$25,340,975

Energy Equipment & Services — 0.0%(9)
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)(10)	$7,369	$331,605

		$331,605

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%, 12/29/49(5)	$2,500	$2,556,250

		$2,556,250

Insurance — 1.1%
Genworth Financial, Inc., 7.625%, 9/24/21	$2,163	$1,822,327
Genworth Holdings, Inc., 6.515%, 5/22/18	358	354,420
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(5)	1,680	1,879,500
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(4)	18,604	13,185,585

		$17,241,832

Metals & Mining — 0.9%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$13,480	$14,036,050

		$14,036,050

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	$1,600	$1,572,000

		$1,572,000

Oil, Gas & Consumable Fuels — 0.0%(9)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)(10)	$11,599	$608,948

		$608,948

Telecommunications — 1.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)	$20,316	$18,182,820

		$18,182,820

Total Corporate Bonds & Notes (identified cost $233,870,368)		$211,915,724

Exchange-Traded Funds — 2.9%

Security	Shares	Value
Equity Funds — 2.9%
iShares U.S. Preferred Stock ETF	1,123,850	$44,504,460

Total Exchange-Traded Funds (identified cost $44,089,658)		$44,504,460

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(11)	$26,070	$26,069,747

Total Short-Term Investments (identified cost $26,069,747)		$26,069,747

Total Investments — 127.9% (identified cost $1,804,241,713)		$1,979,091,998

Other Assets, Less Liabilities — (27.9)%		$(431,390,964)

Net Assets — 100.0%		$1,547,701,034

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Non-income producing security.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $135,848,665 or 8.8% of the Fund’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2016.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2016, the aggregate value of these securities is $15,948,604 or 1.0% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $73,596.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	86.1%	$1,704,075,328
United Kingdom	2.1	41,081,572
Netherlands	1.5	29,169,351
France	1.3	24,888,995
Israel	1.1	21,294,865

Country	Percentage of Total Investments	Value
Switzerland	1.0%	$20,032,829
Colombia	0.9	18,182,820
Australia	0.8	15,915,550
Italy	0.7	14,503,335
Ireland	0.7	13,185,585
Chile	0.6	12,360,927
Brazil	0.5	9,665,255
Germany	0.3	5,485,368
Panama	0.1	2,463,390
Bermuda	0.1	1,950,763
Spain	0.0 (1)	331,605
Exchange-Traded Funds	2.2	44,504,460

Total Investments	100.0%	$1,979,091,998

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,811,138,337

Gross unrealized appreciation	$224,431,337
Gross unrealized depreciation	(56,477,676)

Net unrealized appreciation	$167,953,661

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$27,436,629	$—		$—	$27,436,629
Consumer Staples	114,374,253	—		—	114,374,253
Energy	162,243,758	—		—	162,243,758
Financials	380,418,647	16,296,635		—	396,715,282
Health Care	220,222,370	—		—	220,222,370
Industrials	178,085,202	—		—	178,085,202
Information Technology	131,075,298	—		—	131,075,298
Materials	29,815,181	—		—	29,815,181
Telecommunication Services	30,682,622	—		—	30,682,622
Utilities	87,185,999	—		—	87,185,999
Total Common Stocks	$1,361,539,959	$16,296,635	**	$—	$1,377,836,594

Asset Description	Level 1	Level 2	Level 3*	Total
Preferred Stocks
Consumer Staples	$—	$25,085,847	$—	$25,085,847
Energy	—	7,260,171	—	7,260,171
Financials	115,556,790	111,800,985	5,200,812	232,558,587
Industrials	—	16,951,341	—	16,951,341
Utilities	14,419,603	22,489,924	—	36,909,527
Total Preferred Stocks	$129,976,393	$183,588,268	$5,200,812	$318,765,473
Corporate Bonds & Notes	$—	$211,915,724	$—	$211,915,724
Exchange-Traded Funds	44,504,460	—	—	44,504,460
Short-Term Investments	—	26,069,747	—	26,069,747
Total Investments	$1,536,020,812	$437,870,374	$5,200,812	$1,979,091,998

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2016 is not presented. At May 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	July 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2016